Old Westbury Funds, Inc.
All Cap Core Fund
Portfolio of Investments
- (Continued)
1
January 31, 2025
(Unaudited)
Old Westbury Funds, Inc.
All Cap Core Fund
Portfolio of Investments
January 31, 2025
(Unaudited)
Shares Value
COMMON STOCKS — 96.6%
Banks — 4.1%
1,446,834 Bank of America Corp. .......... $ 66,988,414
303,569 JP Morgan Chase & Co. ......... 81,143,994
148,132,408
Communication Services — 9.6%
775,327 Alphabet, Inc. - Class C .......... 159,407,231
152,380 Live Nation Entertainment, Inc.(a) .. 22,046,339
170,057 Meta Platforms, Inc. - Class A ..... 117,199,883
269,932 Take-Two Interactive Software, Inc.(a) 50,075,085
348,728,538
Consumer Discretionary — 10.5%
640,776 Amazon.com, Inc.(a) ............ 152,299,640
3,530 AutoZone, Inc.(a) .............. 11,826,241
249,531 Dollarama , Inc. ................ 23,613,031
152,200 Hilton Worldwide Holdings, Inc. ... 38,973,854
111,705 Light & Wonder, Inc.(a) ......... 9,819,987
120,639 Lowe's Cos., Inc. ............... 31,370,966
48,907 LVMH Moet Hennessy Louis Vuitton
SE ...................... 35,770,804
19,518 MercadoLibre , Inc.(a) ........... 37,517,304
17,857 O'Reilly Automotive, Inc.(a) ...... 23,114,458
149,967 Wyndham Hotels & Resorts, Inc. ... 15,749,534
380,055,819
Consumer Staples — 5.0%
729,261 Alimentation Couche-Tard, Inc. .... 38,511,564
251,116 BJ's Wholesale Club Holdings, Inc.(a) 24,873,040
32,599 Costco Wholesale Corp. ......... 31,943,108
428,627 US Foods Holding Corp.(a) ....... 30,402,513
565,195 Walmart, Inc. ................. 55,479,541
181,209,766
Energy — 2.4%
509,756 ConocoPhillips ................ 50,379,185
950,574 Schlumberger NV .............. 38,289,121
88,668,306
Financial Services — 12.5%
171,453 Apollo Global Management, Inc. ... 29,315,034
659,464 Brookfield Corp. ............... 40,359,197
278,030 Fiserv, Inc.(a) ................. 60,065,601
414,449 Intercontinental Exchange, Inc. .... 66,241,384
81,211 MSCI, Inc. ................... 48,464,289
345,477 Nasdaq, Inc. .................. 28,446,576
691 Partners Group Holding AG ...... 1,049,732
53,571 S&P Global, Inc. ............... 27,932,455
195,060 Tradeweb Markets, Inc. - Class A ... 24,753,114
343,436 Visa, Inc. - Class A ............. 117,386,425
43,514 WEX, Inc.(a) ................. 8,001,789
452,015,596
Health Care — 10.3%
1,032,493 Avantor , Inc.(a) ................ 23,003,944
Shares Value
Health Care (continued)
159,883 Cencora , Inc. ................. $ 40,643,858
199,231 Cooper Cos., Inc. (The)(a) ........ 19,235,753
204,940 Danaher Corp. ................ 45,648,336
30,702 IDEXX Laboratories, Inc.(a) ...... 12,957,779
75,373 McKesson Corp. ............... 44,828,092
64,148 Medpace Holdings, Inc.(a) ........ 22,397,274
124,791 STERIS Plc ................... 27,535,134
83,471 Thermo Fisher Scientific, Inc. ...... 49,894,790
164,243 UnitedHealth Group, Inc. ........ 89,100,185
375,245,145
Industrials — 11.1%
165,355 API Group Corp.(a) ............ 6,308,293
526,760 Ashtead Group Plc ............. 34,329,992
188,959 Booz Allen Hamilton Holding Corp. 24,375,711
59,801 Builders FirstSource , Inc.(a) ....... 10,003,511
113,624 BWX Technologies, Inc. .......... 12,831,558
55,676 Carlisle Cos., Inc. .............. 21,683,575
111,163 Clean Harbors, Inc.(a) ........... 25,900,979
363,578 Copart , Inc.(a) ................ 21,062,073
321,000 Core & Main, Inc. - Class A(a) .... 18,117,240
69,352 Eaton Corp. Plc ................ 22,639,267
77,065 Equifax, Inc. .................. 21,175,921
372,298 Howmet Aerospace, Inc. ......... 47,125,481
63,538 Northrop Grumman Corp. ....... 30,960,161
58,970 Old Dominion Freight Line, Inc. ... 10,945,422
37,345 Saia, Inc.(a) ................... 17,929,708
613,991 TransUnion ................... 60,938,607
77,049 UL Solutions, Inc. - Class A ....... 4,153,712
314,192 WillScot Holdings Corp.(a) ....... 11,643,955
402,125,166
Information Technology — 26.7%
665,693 Apple, Inc. ................... 157,103,548
144,310 Applied Materials, Inc. ........... 26,026,308
12,699 ASM International NV .......... 7,367,753
34,675 ASML Holding NV ............. 25,651,276
19,882 Bentley Systems, Inc. - Class B ..... 925,507
193,105 Broadcom, Inc. ................ 42,728,343
1,091,169 CCC Intelligent Solutions Holdings,
Inc.(a) ................... 12,122,888
125,666 CDW Corp. .................. 25,025,127
11,656 Constellation Software, Inc. ....... 38,119,655
123,479 Entegris , Inc. .................. 12,538,058
444,972 Fortinet, Inc.(a) ................ 44,888,775
100,082 Gartner, Inc.(a) ................ 54,327,512
155,442 Keysight Technologies, Inc.(a) ..... 27,723,081
79,664 Manhattan Associates, Inc.(a) ...... 16,617,114
481,309 Marvell Technology, Inc. ......... 54,320,534
423,377 Microsoft Corp. ............... 175,726,858
119,808 Motorola Solutions, Inc. ......... 56,219,904
121,755 Nice Ltd. - ADR(a) ............. 20,228,376
1,216,769 NVIDIA Corp. ................ 146,097,454

Old Westbury Funds, Inc.
All Cap Core Fund
Portfolio of Investments
- (Continued)
2
January 31, 2025
(Unaudited)
*
Represents less than 0.05% of net assets.
**
Includes cash and equivalents, exchange-traded funds, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.
The following abbreviations are used in the report:
Shares Value
Information Technology (continued)
109,011 NXP Semiconductors NV ........ $ 22,734,244
966,492,315
Insurance — 0.6%
312,631 Ryan Specialty Holdings, Inc. ...... 20,814,972
Materials — 0.8%
303,985 CRH Plc ..................... 30,103,634
Real Estate — 1.2%
155,107 CBRE Group, Inc. - Class A(a) .... 22,450,187
114,202 Prologis, Inc. REIT ............. 13,618,589
35,075 SBA Communications Corp. REIT . 6,929,417
42,998,193
Utilities — 1.8%
379,981 Ameren Corp. ................. 35,794,210
393,478 NextEra Energy, Inc. ............ 28,157,286
63,951,496
Total Common Stocks
(Cost $1,960,146,081)
3,500,541,354
EXCHANGE-TRADED FUNDS
(b)
— 0.7%
57,142 SPDR S&P Oil & Gas Exploration &
Production ETF ............ 7,666,171
131,981 SPDR S&P Regional Banking ETF . 8,467,901
106,399 Utilities Select Sector SPDR Fund .. 8,286,354
Total Exchange-Traded Funds
(Cost $23,965,918)
24,420,426
INVESTMENT COMPANY — 2.7%
96,215,791 Federated Hermes U.S. Treasury Cash
Reserves, Premier Class, 4.25%(c) 96,215,791
Total Investment Company
(Cost $96,215,791)
96,215,791
TOTAL INVESTMENTS — 100.0%
(Cost $2,080,327,790)
$ 3,621,177,571
OTHER ASSETS IN EXCESS OF
LIABILITIES — 0.0%
353,385
NET ASSETS — 100.0%
$ 3,621,530,956
(a) Non-income producing security.
(b) A copy of the underlying funds’ financial statements is available upon request.
(c) The rate shown represents the current yield as of January 31, 2025.
ADR — American Depositary Receipt
ETF — Exchange-Traded Fund
REIT — Real Estate Investment Trust
SPDR — Standard & Poor's Depositary Receipt
Portfolio Diversification by Country (Unaudited)
Country: Market Value
Market Value as
a percentage of
Net Assets
United States ................. $ 3,175,288,426 87.8%
Canada ..................... 140,603,447 3.9
Netherlands .................. 55,753,273 1.5
Uruguay .................... 37,517,304 1.0
France ...................... 35,770,804 1.0
United Kingdom .............. 34,329,992 0.9
Israel ....................... 20,228,376 0.5
Switzerland .................. 1,049,732 0.0 *
Other
**
..................... 120,989,602 3.4
$ 3,621,530,956 100.0%